Accounts Receivable (Components Of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Trade receivables	$ 64,051	$ 15,297
Contingent income (Note 4)	13,000	22,105
Insurance proceeds	12,913
Refundable taxes	3,314	20,338
Accrued interest	1,084	2,321
Related parties (Note 23)	1,227	2,127
Other	6,871	3,553
Accounts receivable	$ 102,460	$ 65,741